Expense Example - StrategicAdvisersShortDurationFund-PRO - StrategicAdvisersShortDurationFund-PRO - Strategic Advisers Short Duration Fund - Strategic Advisers Short Duration Fund	Jul. 30, 2024 USD ($)
Expense Example:
1 year	$ 19
3 years	80
5 years	186
10 years	$ 496